SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 86.2%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	1,300	$504,972
Banks — 0.9%
Shinhan Financial Group Co., Ltd., (South Korea), ADR	15,500	379,750
Beverages — 2.8%
Coca-Cola Co., (The)	16,900	788,892
PepsiCo, Inc.	3,400	447,270
		1,236,162
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	1,500	431,940
Building Materials — 0.8%
Johnson Controls International PLC, (Ireland)	10,900	342,369
Computers — 1.6%
Amdocs Ltd.	11,400	709,764
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	5,400	574,884
Mastercard, Inc., Class A	2,000	601,780
		1,176,664
Electric — 6.4%
Algonquin Power & Utilities Corp., (Canada)	39,200	548,800
Duke Energy Corp.	10,700	916,241
Fortis Inc., (Canada)	11,900	456,484
Xcel Energy, Inc.	14,000	910,420
		2,831,945
Electronics — 0.5%
Gentex Corp.	8,300	219,452
Food — 8.8%
General Mills, Inc.	11,300	712,352
Hershey Co., (The)	4,400	596,992
Kellogg Co.	9,500	620,445
Kroger Co., (The)	19,600	639,352
Lancaster Colony Corp.	5,200	797,992
Tyson Foods, Inc., Class A	8,900	546,816
		3,913,949
Healthcare-Products — 2.5%
Medtronic PLC, (Ireland)	6,200	611,196
STERIS PLC, (Ireland)	3,100	514,259
		1,125,455
Home Furnishings — 1.2%
Dolby Laboratories Inc., Class A	8,800	534,424
Household Products & Wares — 1.9%
Clorox Co., (The)	4,100	845,625
Insurance — 2.6%
Alleghany Corp.	1,300	667,030
Chubb Ltd., (Switzerland)	4,020	490,199
		1,157,229
Internet — 4.4%
Alphabet, Inc., Class C*	500	714,460
Amazon.com, Inc.*	500	1,221,185
		1,935,645
Media — 2.1%
Thomson Reuters Corp., (Canada)	14,100	949,776
Mining — 1.3%
Agnico Eagle Mines Ltd., (Canada)	4,900	313,600
Barrick Gold Corp., (Canada)	11,500	276,000
		589,600
Pharmaceuticals — 15.1%
CVS Health Corp.	7,400	485,218
Eli Lilly & Co.	5,170	790,751
GlaxoSmithKline PLC, (United Kingdom), SP ADR	15,200	637,184
Merck & Co., Inc.	13,200	1,065,504
Novartis AG, (Switzerland), SP ADR	6,600	577,038
Novo Nordisk, (Denmark), SP ADR	10,600	698,964
Pfizer, Inc.	19,000	725,610
Sanofi, (France), ADR	12,570	617,313
Takeda Pharmaceutical Co., Ltd., (Japan), SP ADR	57,900	1,129,050
		6,726,632
REITs — 3.3%
American Tower Corp.	1,800	464,706
Extra Space Storage, Inc.	4,700	454,725
Public Storage	2,600	527,124
		1,446,555
Retail — 3.7%
Costco Wholesale Corp.	2,200	678,634
Wal-Mart Stores, Inc.	7,660	950,299
		1,628,933
Software — 14.9%
Adobe Systems, Inc.*	2,400	927,840
Intuit, Inc.	2,500	725,800
Microsoft Corp.	6,000	1,099,500
Nice Ltd., (Isreal), SP ADR*	5,100	949,314
RingCentral, Inc., Class A*	1,700	466,225
Salesforce.com, Inc.*	4,600	804,034
SAP SE, (Germany), SP ADR	5,800	742,980
ServiceNow, Inc.*	1,500	581,895
Tyler Technologies, Inc.*	1,000	375,310
		6,672,898
Telecommunications — 6.7%
Motorola Solutions, Inc.	1,500	202,995
Orange SA, (France), SP ADR	36,900	443,538
SK Telecom Co., Ltd., (South Korea), SP ADR	50,300	968,275
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia), SP ADR	29,800	636,230
Verizon Communications, Inc.	12,600	722,988
		2,974,026
TOTAL COMMON STOCKS
(Cost $35,967,970)		38,333,765
EXCHANGE-TRADED FUNDS - 4.0%
iShares MSCI ACWI ETF	12,100	873,862
Vanguard Total World Stock ETF	12,100	882,332
		1,756,194
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,688,389)		1,756,194
SHORT-TERM INVESTMENTS - 8.8%
U.S. Bank Money Market Deposit Account, 0.13%(a)	3,931,840	3,931,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,931,840)		3,931,840
TOTAL INVESTMENTS - 99.0%
(Cost $41,588,199)		44,021,799
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		422,246
NET ASSETS - 100.0%		$44,444,045

* Non-income producing security.
(a) - The rate shown is as of May 31, 2020.
ADR American Depositary Receipt
ETF Exchange-Traded Funds
PLC Public Limited Company
REIT Real Estate Investment Trust
SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing each Fund's investments carried at fair value:

SGI Global Equity Fund
Common Stocks	$38,333,765	$38,333,765	$-	$-
Exchange-Traded Funds	1,756,194	1,756,194	-	-
Short-Term Investments	3,931,840	3,931,840	-	-
Total Investments*	$44,021,799	$44,021,799	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.